Significant Accounting Policies (Details) - Schedule of depreciation of property and equipment	12 Months Ended
Dec. 31, 2022
Computers [Member]
Significant Accounting Policies (Details) - Schedule of depreciation of property and equipment [Line Items]
Property and equipment useful life, percentage	33.00%